Recently Issued Accounting Pronouncements	9 Months Ended
Sep. 30, 2011
New Accounting Pronouncement Or Change In Accounting Principle, Current Period Disclosures [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
3.         Recently Issued Accounting Pronouncements

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.  Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company's present or future consolidated financial statements.